Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted net loss per ordinary share	$ (0.05)	$ (0.10)	$ (0.10)	$ (0.15)
Weighted average number of shares used in computing net loss per ordinary share, dluted	101,685,915	97,442,359	101,381,153	97,296,206